Income From Reinsurance Ceded - Summary of Income From Reinsurance Ceded (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure Of Income From Reinsurance Ceded [abstract]
Recovered claims and benefits	€ 3,480	€ 3,377	€ 3,362
Change in technical provisions	(612)	738	309
Commissions	148	147	396
Amortization charges	(9)	2	0
Total	€ 3,009	€ 4,263	€ 4,066

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.